Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 3,192,375	$ 3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale		1,015,600
Other	1,115,169	719,247
Total gross deferred tax assets	9,125,059	9,751,378
Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction		2,411,750
Net unrealized holding losses on securities available for sale	104,772
Other	236,326	61,909
Total gross deferred tax liabilities	2,948,860	5,193,520
Net deferred tax assets	$ 6,176,199	$ 4,557,858